Risk Management - Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued expenses	$ 322,959	$ 273,731
Lease liabilities	6,244,222	5,245,442	$ 3,430,887	$ 2,600,795
Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	1,192,538	938,964
Debt with related parties	1,665,422	1,908,726
Interest payable on Promissory Notes	5,087,245	3,679,042
Costs of modification and remeasurement of Promissory Notes	80,244
Accounts payable and accrued expenses	322,959	273,731
Suppliers	7,126,089	5,390,192
Lease liabilities	12,139,278	10,180,202
Total	27,613,775	22,370,857
Up to 1 year | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	768,576	518,771
Debt with related parties		1,936
Interest payable on Promissory Notes		6,251
Accounts payable and accrued expenses	322,959	273,731
Suppliers	7,126,089	5,390,192
Lease liabilities	1,293,219	1,016,922
Total	9,510,843	7,207,803
More than 1 and up to 3 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	423,962	129,770
Debt with related parties	1,665,422	1,906,790
Interest payable on Promissory Notes	5,087,245	3,301,598
Costs of modification and remeasurement of Promissory Notes	80,244
Lease liabilities	2,382,138	1,904,078
Total	9,639,011	7,242,236
Over 3 and up to 5 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)		290,423
Interest payable on Promissory Notes		371,193
Lease liabilities	2,062,570	1,680,986
Total	2,062,570	2,342,602
More than 5 years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	6,401,351	5,578,216
Total	$ 6,401,351	$ 5,578,216